Segment, Geographic, and Significant Customer Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue
The following table presents our revenue disaggregated by primary geographical market where revenues are attributable to the region in which the billing address of the customer is located (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
United States	$1,537	$2,265	$5,503	$14,351
Rest of World	$302	$2,252	$302	$4,710

Total revenue	$1,839	$4,517	$5,805	$19,061

The following table depicts the disaggregation of revenue by geography, consistent with how we evaluate its financial performance (in thousands):

	December 31,
	2020	2019
United States	$17,037	$13,783
Rest of World	5,306	6,709

Total revenue	$22,343	$20,492

Schedules of Concentration of Risk, by Customer
The following tables summarize our most significant customers as of September 30, 2021 and December 31, 2020 and for the three and nine months ended September 30, 2021 and 2020:

	Revenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Customer A	69%	50%	89%	75%
Customer B	16%	50%	5%	25%

	Accounts Receivable
	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Customer A	63%	33%
Customer B	20%	67%

The following is our significant customers as of and for the years ended December 31, 2020 and 2019:

	Revenue		Accounts receivable
	December 31,		December 31,
	2020	2019	2021	2020
Customer A	76%	67%	33%	55%
Customer B	24%	33%	67%	45%